UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09161

Nuveen California Quality Municipal Income Fund
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Gifford R. Zimmerman
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            2/28

Date of reporting period:         11/30/16

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments

	Nuveen California Quality Municipal Income Fund (NAC)
	(formerly known as Nuveen California Dividend Advantage Municipal Fund)
	November 30, 2016 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 151.2% (100.0% of Total Investments)

	MUNICIPAL BONDS – 151.2% (100.0% of Total Investments)

	Consumer Staples – 9.5% (6.3% of Total Investments)
$ 2,855	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds,	2/17 at 100.00	Baa1	$ 2,877,269
	Alameda County Tobacco Asset Securitization Corporation, Series 2002, 5.750%, 6/01/29
1,000	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Golden	6/17 at 100.00	N/R	913,410
	Gate Tobacco Funding Corporation, Turbo, Series 2007A, 5.000%, 6/01/47
	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Los
	Angeles County Securitization Corporation, Series 2006A:
13,840	5.600%, 6/01/36	12/18 at 100.00	B3	14,068,498
17,560	5.650%, 6/01/41	12/18 at 100.00	B2	17,850,091
	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Sonoma
	County Tobacco Securitization Corporation, Series 2005:
2,175	4.250%, 6/01/21	2/17 at 100.00	BBB+	2,171,651
3,735	5.250%, 6/01/45	2/17 at 100.00	B–	3,507,016
4,795	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds,	2/17 at 100.00	A3	4,820,414
	Stanislaus County Tobacco Funding Corporation, Series 2002A, 5.500%, 6/01/33
4,915	California Statewide Financing Authority, Tobacco Settlement Asset-Backed Bonds, Pooled	2/17 at 100.00	Baa2	4,982,827
	Tobacco Securitization Program, Series 2002A, 5.625%, 5/01/29
50,000	California Statewide Financing Authority, Tobacco Settlement Asset-Backed Bonds, Pooled	2/17 at 16.49	N/R	6,707,500
	Tobacco Securitization Program, Series 2006A, 0.000%, 6/01/46
	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed
	Bonds, Series 2007A-1:
44,765	5.000%, 6/01/33	6/17 at 100.00	B–	40,609,017
30,440	5.750%, 6/01/47	6/17 at 100.00	B–	27,853,818
10,875	5.125%, 6/01/47	6/17 at 100.00	B–	9,336,188
61,645	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed	6/22 at 100.00	B–	56,955,047
	Bonds, Series 2007A-2, 5.300%, 6/01/37
19,000	Silicon Valley Tobacco Securitization Authority, California, Tobacco Settlement Asset-Backed	6/17 at 17.73	N/R	2,215,970
	Bonds, Santa Clara County Tobacco Securitization Corporation, Series 2007B, 0.000%, 6/01/47
	Tobacco Securitization Authority of Northern California, Tobacco Settlement Asset-Backed
	Bonds, Series 2005A-1:
8,500	5.375%, 6/01/38	2/17 at 100.00	B–	8,004,620
1,250	5.500%, 6/01/45	2/17 at 100.00	B–	1,168,538
3,200	Tobacco Securitization Authority of Southern California, Tobacco Settlement Asset-Backed	2/17 at 100.00	B+	2,818,080
	Bonds, San Diego County Tobacco Asset Securitization Corporation, Senior Series 2006A,
	5.125%, 6/01/46
280,550	Total Consumer Staples			206,859,954
	Education and Civic Organizations – 3.6% (2.4% of Total Investments)
4,000	ABAG Finance Authority for Non-Profit Corporations, California, Revenue Bonds, The Jackson	7/22 at 100.00	A1	4,297,720
	Laboratory, Series 2012, 5.000%, 7/01/37
3,000	California Educational Facilities Authority, Revenue Bonds, Dominican University, Series 2006,	12/16 at 100.00	Ba1	3,008,220
	5.000%, 12/01/36
4,075	California Educational Facilities Authority, Revenue Bonds, Santa Clara University, Refunding	2/20 at 100.00	Aa3	4,409,435
	Series 2010, 5.000%, 2/01/40
4,325	California Educational Facilities Authority, Revenue Bonds, University of San Francisco,	10/21 at 100.00	A2	5,049,870
	Series 2011, 6.125%, 10/01/36
7,000	California Educational Facilities Authority, Revenue Bonds, Stanford University, Refunding	No Opt. Call	AAA	8,619,940
	Series 2014U-6, 5.000%, 5/01/45
965	California Infrastructure and Economic Development Bank, Revenue Bonds, Academy of Motion	11/23 at 100.00	Aa2	953,555
	Picture Arts and Sciences Obligated Group, Series 2015A, 4.000%, 11/01/45
5,385	California Municipal Finance Authority, Charter School Revenue Bonds, Rocketship Education	6/22 at 102.00	N/R	6,065,879
	Multiple Projects, Series 2014A , 7.250%, 6/01/43
1,000	California Municipal Finance Authority, Revenue Bonds, Biola University, Series 2013,	10/23 at 100.00	Baa1	1,063,550
	5.000%, 10/01/38
	California Municipal Finance Authority, Revenue Bonds, Creative Center of Los Altos Project
	Pinewood & Oakwood Schools, Series 2016B:
800	4.000%, 11/01/36	11/26 at 100.00	N/R	708,120
1,000	4.500%, 11/01/46	11/26 at 100.00	N/R	876,510
5,000	California Municipal Finance Authority, Revenue Bonds, University of La Verne, Series 2010A,	6/20 at 100.00	A–	5,616,900
	6.250%, 6/01/40
4,000	California State Public Works Board, Lease Revenue Refunding Bonds, Community Colleges	3/17 at 100.00	A1	4,026,360
	Projects, Series 1996B, 5.625%, 3/01/19 – AMBAC Insured
8,000	California State University, Systemwide Revenue Bonds, Refunding Series 2015A, 5.000%, 11/01/38	11/25 at 100.00	Aa2	8,944,880
	California State University, Systemwide Revenue Bonds, Series 2016A:
4,000	5.000%, 11/01/33	5/26 at 100.00	Aa2	4,560,480
4,140	4.000%, 11/01/38	5/26 at 100.00	Aa2	4,149,563
5,500	California Statewide Communities Development Authority, Revenue Bonds, Buck Institute for	11/24 at 100.00	AA	6,052,585
	Research on Aging, Series 2014, 5.000%, 11/15/44 – AGM Insured
6,450	California Statewide Communities Development Authority, School Facility Revenue Bonds,	7/21 at 100.00	BBB–	7,265,925
	Alliance College-Ready Public Schools, Series 2011A, 7.000%, 7/01/46
1,815	California Statewide Communities Development Authority, Charter School Revenue Bonds,	12/21 at 100.00	N/R	2,107,034
	Rocketship 4 – Mosaic Elementary Charter School, Series 2011A, 8.500%, 12/01/41
70,455	Total Education and Civic Organizations			77,776,526
	Health Care – 21.2% (14.0% of Total Investments)
9,345	ABAG Finance Authority for Nonprofit Corporations, California, Revenue Bonds, Sharp	8/23 at 100.00	AA–	10,212,590
	HealthCare, Series 2014A, 5.000%, 8/01/43
1,285	California Health Facilities Financing Authority, California, Revenue Bonds, Sutter Health,	8/25 at 100.00	AA–	1,391,411
	Refunding Series 2015A, 5.000%, 8/15/43
10,650	California Health Facilities Financing Authority, California, Revenue Bonds, Sutter Health,	11/26 at 100.00	AA–	11,553,972
	Refunding Series 2016B, 5.000%, 11/15/46
16,350	California Health Facilities Financing Authority, California, Revenue Bonds, Sutter Health,	11/25 at 100.00	AA–	17,621,703
	Series 2016A, 5.000%, 11/15/46
15,000	California Health Facilities Financing Authority, Revenue Bonds, Cedars-Sinai Medical Center,	8/26 at 100.00	Aa3	14,822,700
	Refunding Series 2016B, 4.000%, 8/15/39
16,405	California Health Facilities Financing Authority, Revenue Bonds, Children’s Hospital Los	7/20 at 100.00	AA	17,535,469
	Angeles, Series 2010A, 5.250%, 7/01/38 – AGC Insured
6,105	California Health Facilities Financing Authority, Revenue Bonds, Lucile Salter Packard	8/24 at 100.00	AA	6,577,527
	Children’s Hospital, Series 2014A, 5.000%, 8/15/43
1,250	California Health Facilities Financing Authority, Revenue Bonds, Memorial Health Services,	No Opt. Call	AA–	1,382,525
	Series 2012A, 5.000%, 10/01/33
4,240	California Health Facilities Financing Authority, Revenue Bonds, Providence Health & Services,	10/24 at 100.00	AA–	4,715,389
	Refunding Series 2014A, 5.000%, 10/01/38
8,375	California Health Facilities Financing Authority, Revenue Bonds, Providence Health & Services,	10/24 at 100.00	AA–	9,003,125
	Series 2014B, 5.000%, 10/01/44
11,250	California Health Facilities Financing Authority, Revenue Bonds, Providence Saint Joseph	10/26 at 100.00	AA–	10,768,613
	Health, Series 2016A, 4.000%, 10/01/47
8,760	California Health Facilities Financing Authority, Revenue Bonds, Rady Children’s Hospital –	8/21 at 100.00	Aa3	9,447,310
	San Diego, Series 2011, 5.250%, 8/15/41
4,765	California Health Facilities Financing Authority, Revenue Bonds, Saint Joseph Health System,	7/19 at 100.00	AA–	5,175,362
	Series 2009A, 5.750%, 7/01/39
6,000	California Health Facilities Financing Authority, Revenue Bonds, Sutter Health, Series 2011B,	8/20 at 100.00	AA–	6,784,560
	6.000%, 8/15/42
6,530	California Health Facilities Financing Authority, Revenue Bonds, Sutter Health, Series 2011B,	8/20 at 100.00	AA–	7,383,863
	6.000%, 8/15/42 (UB)
3,795	California Municipal Finance Authority, Revenue Bonds, Eisenhower Medical Center, Series	7/20 at 100.00	Baa2	4,022,472
	2010A, 5.750%, 7/01/40
	California Municipal Financing Authority, Certificates of Participation, Community Hospitals
	of Central California, Series 2007:
6,660	5.250%, 2/01/27	2/17 at 100.00	A–	6,691,235
6,550	5.250%, 2/01/46	No Opt. Call	A–	6,566,637
	California Statewide Communities Development Authority, California, Revenue Bonds, Loma Linda
	University Medical Center, Series 2014A:
6,150	5.250%, 12/01/34	12/24 at 100.00	BB+	6,344,463
3,200	5.250%, 12/01/44	12/24 at 100.00	BB+	3,243,808
	California Statewide Communities Development Authority, California, Revenue Bonds, Loma Linda
	University Medical Center, Series 2016A:
875	5.000%, 12/01/36	6/26 at 100.00	BB	878,946
6,040	5.000%, 12/01/46	6/26 at 100.00	BB	6,002,794
14,505	5.250%, 12/01/56	6/26 at 100.00	BB	14,699,947
	California Statewide Communities Development Authority, Revenue Bonds, Adventist Health
	System/West, Series 2015A:
2,345	5.000%, 3/01/35	3/26 at 100.00	A	2,605,178
3,000	5.000%, 3/01/45	3/26 at 100.00	A	3,254,100
2,670	California Statewide Communities Development Authority, Revenue Bonds, Huntington Memorial	7/24 at 100.00	A–	2,823,445
	Hospital, Refunding Series 2014B, 5.000%, 7/01/44
25,290	California Statewide Communities Development Authority, Revenue Bonds, Kaiser Permanente,	4/22 at 100.00	AA–	27,661,443
	Series 2012A, 5.000%, 4/01/42
32,000	California Statewide Communities Development Authority, Revenue Bonds, Sutter Health, Series	8/20 at 100.00	AA–	36,355,200
	2011A, 6.000%, 8/15/42
4,500	California Statewide Community Development Authority, Health Facility Revenue Bonds, Catholic	7/17 at 100.00	AA	4,580,595
	Healthcare West, Insured Series 2008K, 5.500%, 7/01/41 – AGC Insured
1,440	California Statewide Community Development Authority, Revenue Bonds, Children’s Hospital of	8/17 at 100.00	BBB+	1,457,942
	Los Angeles, Series 2007, 5.000%, 8/15/47
	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity
	Health System, Series 2005A:
12,340	5.750%, 7/01/24 (4)	2/17 at 100.00	CCC	11,768,411
10,905	5.500%, 7/01/30 (4)	2/17 at 100.00	CCC	10,169,894
7,725	5.500%, 7/01/35 (4)	2/17 at 100.00	CCC	7,113,953
10,000	5.250%, 7/01/39 (4)	2/17 at 100.00	CCC	9,121,900
3,385	California Statewide Community Development Authority, Revenue Bonds, Sherman Oaks Health	No Opt. Call	AA–	3,744,927
	System, Series 1998A, 5.000%, 8/01/22 – AMBAC Insured
1,035	California Statewide Community Development Authority, Revenue Bonds, Sutter Health, Series	8/18 at 100.00	AA	1,077,238
	2004D, 5.050%, 8/15/38 – AGM Insured
5,000	California Statewide Community Development Authority, Revenue Bonds, Sutter Health, Series	5/18 at 100.00	AA–	5,216,150
	2008B, 5.250%, 11/15/48
10,225	Madera County, California, Certificates of Participation, Children’s Hospital Central	3/20 at 100.00	AA–	10,986,967
	California, Series 2010, 5.375%, 3/15/36
6,200	Madera County, California, Certificates of Participation, Valley Children’s Hospital Project,	3/17 at 100.00	AA–	6,217,732
	Series 1995, 5.750%, 3/15/28 – NPFG Insured
	Marysville, California, Revenue Bonds, Fremont-Rideout Health Group, Series 2011:
275	5.125%, 1/01/32	1/21 at 100.00	BBB	274,414
490	5.200%, 1/01/34	1/21 at 100.00	BBB	488,878
125	5.250%, 1/01/35	1/21 at 100.00	BBB	124,705
250	5.250%, 1/01/37	No Opt. Call	BBB	249,373
15,615	5.250%, 1/01/42	1/21 at 100.00	BBB	15,571,122
1,890	Oak Valley Hospital District, Stanislaus County, California, Revenue Bonds, Series 2010A,	11/20 at 100.00	BB	1,926,080
	6.500%, 11/01/29
39,485	Palomar Pomerado Health Care District, California, Certificates of Participation, Series 2010,	11/20 at 100.00	BBB–	43,112,092
	6.000%, 11/01/41
28,800	Rancho Mirage Joint Powers Financing Authority, California, Revenue Bonds, Eisenhower Medical	7/17 at 100.00	Baa2	29,141,568
	Center, Refunding Series 2007A, 5.000%, 7/01/38
17,400	San Buenaventura, California, Revenue Bonds, Community Memorial Health System, Series 2011,	12/21 at 100.00	BB+	20,239,332
	7.500%, 12/01/41
8,760	The Regents of the University of California, Medical Center Pooled Revenue Bonds, Series	5/23 at 100.00	AA–	9,975,450
	2013J, 5.250%, 5/15/31
10,700	Upland, California, Certificates of Participation, San Antonio Community Hospital, Series	1/21 at 100.00	A–	11,881,815
	2011, 6.500%, 1/01/41
435,935	Total Health Care			459,966,325
	Housing/Multifamily – 1.7% (1.1% of Total Investments)
12,070	California Municipal Finance Authority, Mobile Home Park Revenue Bonds, Caritas Projects	8/20 at 100.00	BBB	13,283,276
	Series 2010A, 6.400%, 8/15/45
	California Municipal Finance Authority, Mobile Home Park Revenue Bonds, Caritas Projects
	Series 2012A:
6,540	5.125%, 8/15/32	8/22 at 100.00	BBB	7,104,598
6,010	5.500%, 8/15/47	8/22 at 100.00	BBB	6,546,813
3,920	California Municipal Finance Authority, Mobile Home Park Revenue Bonds, Caritas Projects	8/22 at 100.00	A1	4,440,850
	Series 2012B, 7.250%, 8/15/47
	California Municipal Finance Authority, Mobile Home Park Senior Revenue Bonds, Caritas
	Affordable Housing, Inc. Projects, Series 2014A:
1,680	5.250%, 8/15/39	8/24 at 100.00	BBB	1,866,245
2,150	5.250%, 8/15/49	8/24 at 100.00	BBB	2,371,601
1,230	Independent Cities Finance Authority, California, Mobile Home Park Revenue Bonds, Augusta	5/22 at 100.00	A+	1,318,400
	Communities Mobile Home Park, Series 2012A, 5.000%, 5/15/39
33,600	Total Housing/Multifamily			36,931,783
	Housing/Single Family – 0.5% (0.3% of Total Investments)
6,360	California Housing Finance Agency, California, Home Mortgage Revenue Bonds, Series 2007G,	2/17 at 100.00	AA–	6,371,702
	5.050%, 2/01/29 (Alternative Minimum Tax)
3,950	California Housing Finance Agency, California, Home Mortgage Revenue Bonds, Tender Option Bond	2/17 at 100.00	AA–	3,996,610
	Trust 2016-XF2308, 9.245%, 8/01/37 (Alternative Minimum Tax) (IF) (5)
10,310	Total Housing/Single Family			10,368,312
	Industrials – 0.2% (0.1% of Total Investments)
4,055	California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds, Republic	No Opt. Call	BBB+	4,184,557
	Services Inc., Series 2002C, 5.250%, 6/01/23 (Mandatory put 12/01/17) (Alternative Minimum Tax)
13,500	California Statewide Communities Development Authority, Revenue Bonds, EnerTech Regional	No Opt. Call	N/R	135
	Biosolids Project, Series 2007A, 5.500%, 12/01/33 (Alternative Minimum Tax) (6)
17,555	Total Industrials			4,184,692
	Long-Term Care – 0.4% (0.3% of Total Investments)
7,000	ABAG Finance Authority for Non-Profit Corporations, California, Cal-Mortgage Insured Revenue	5/20 at 100.00	AA–	7,762,020
	Bonds, Channing House, Series 2010, 6.125%, 5/15/40
175	California Statewide Community Development Authority, Certificates of Participation, Internext	2/17 at 100.00	BBB+	175,690
	Group, Series 1999, 5.375%, 4/01/17
7,175	Total Long-Term Care			7,937,710
	Tax Obligation/General – 35.8% (23.7% of Total Investments)
4,125	Alameda Unified School District, Alameda County, California, General Obligation Bonds, Series	No Opt. Call	AA	3,241,178
	2004A, 0.000%, 8/01/25 – AGM Insured
4,300	Alhambra Unified School District, Los Angeles County, California, General Obligation Bonds,	8/22 at 100.00	Aa2	4,910,428
	Refunding Series 2012A, 5.000%, 8/01/29 – AGM Insured
4,000	Antelope Valley Community College District, Los Angeles County, California, General Obligation	2/25 at 100.00	Aa2	4,437,920
	Bonds, Refunding Series 2015, 5.000%, 8/01/39
5,245	California State, General Obligation Bonds, Refunding Various Purpose Series 2012,	No Opt. Call	AA–	5,848,070
	5.000%, 9/01/36
	California State, General Obligation Bonds, Refunding Various Purpose Series 2013:
9,260	5.000%, 2/01/29	No Opt. Call	AA–	10,426,575
1,710	5.000%, 2/01/31	No Opt. Call	AA–	1,906,342
4,600	California State, General Obligation Bonds, Refunding Various Purpose Series 2015,	9/25 at 100.00	AA–	5,219,988
	5.000%, 9/01/32
	California State, General Obligation Bonds, Refunding Various Purpose Series 2016:
3,780	5.000%, 8/01/30	8/26 at 100.00	AA–	4,369,075
2,000	5.000%, 9/01/32	9/26 at 100.00	AA–	2,292,240
8,000	5.000%, 9/01/37	9/26 at 100.00	AA–	8,997,920
	California State, General Obligation Bonds, Various Purpose Refunding Series 2014:
8,690	5.000%, 8/01/31	8/24 at 100.00	AA–	9,853,417
4,000	5.000%, 8/01/33	8/24 at 100.00	AA–	4,506,360
12,000	5.000%, 10/01/33	10/24 at 100.00	AA–	13,548,240
	California State, General Obligation Bonds, Various Purpose Refunding Series 2015:
6,700	5.000%, 8/01/32	2/25 at 100.00	AA–	7,550,431
12,750	5.000%, 8/01/34	8/25 at 100.00	AA–	14,331,128
5,000	California State, General Obligation Bonds, Various Purpose Refunding Series 2016,	9/26 at 100.00	AA–	5,632,550
	5.000%, 9/01/36
140	California State, General Obligation Bonds, Various Purpose Series 2000, 5.625%, 5/01/22 –	2/17 at 100.00	Aa3	140,552
	FGIC Insured
3,200	California State, General Obligation Bonds, Various Purpose Series 2008, 5.125%, 4/01/33	4/18 at 100.00	AA–	3,334,592
	California State, General Obligation Bonds, Various Purpose Series 2009:
13,850	6.000%, 4/01/38	4/19 at 100.00	AA–	15,146,222
67,235	6.000%, 11/01/39	11/19 at 100.00	AA–	74,938,113
8,505	5.500%, 11/01/39	11/19 at 100.00	AA–	9,321,225
	California State, General Obligation Bonds, Various Purpose Series 2010:
16,000	6.000%, 3/01/33	3/20 at 100.00	AA–	18,108,960
15,060	5.500%, 3/01/40	3/20 at 100.00	AA–	16,647,173
12,605	5.250%, 11/01/40	11/20 at 100.00	AA–	14,034,911
	California State, General Obligation Bonds, Various Purpose Series 2011:
13,835	5.250%, 10/01/28	No Opt. Call	AA–	15,849,376
14,520	5.000%, 9/01/31	No Opt. Call	AA–	16,344,728
15,025	5.000%, 9/01/41	9/21 at 100.00	AA–	16,612,692
21,420	5.000%, 10/01/41	10/21 at 100.00	AA–	23,772,130
3,230	California State, General Obligation Bonds, Various Purpose Series 2012, 5.250%, 2/01/29	2/22 at 100.00	AA–	3,698,576
	California State, General Obligation Bonds, Various Purpose Series 2013:
9,940	5.000%, 4/01/37	4/23 at 100.00	AA–	10,970,380
9,755	5.000%, 2/01/43	No Opt. Call	AA–	10,690,505
15,145	5.000%, 4/01/43	4/23 at 100.00	AA–	16,632,845
7,240	5.000%, 11/01/43	11/23 at 100.00	AA–	8,009,829
	California State, General Obligation Bonds, Various Purpose Series 2014:
24,970	5.000%, 5/01/32	5/24 at 100.00	AA–	28,127,706
8,910	5.000%, 10/01/39	10/24 at 100.00	AA–	9,921,998
10,245	5.000%, 12/01/43	12/23 at 100.00	AA–	11,346,338
1,815	5.000%, 10/01/44	10/24 at 100.00	AA–	2,014,541
	California State, General Obligation Bonds, Various Purpose Series 2015:
9,500	5.000%, 3/01/45	3/25 at 100.00	AA–	10,484,580
6,345	5.000%, 8/01/45	8/25 at 100.00	AA–	7,031,085
15	California, General Obligation Veterans Welfare Bonds, Series 2001BZ, 5.350%, 12/01/21 – NPFG	12/16 at 100.00	AA	15,041
	Insured (Alternative Minimum Tax)
3,550	Centinela Valley Union High School District, Los Angeles County, California, General	No Opt. Call	AA–	4,100,534
	Obligation Bonds, Series 2002A, 5.250%, 2/01/26 – NPFG Insured
57,730	Desert Community College District, Riverside County, California, General Obligation Bonds,	No Opt. Call	AA	11,801,744
	Election 2004 Series 2007C, 0.000%, 8/01/46 – AGM Insured
	Desert Community College District, Riverside County, California, General Obligation Bonds,
	Refunding Series 2016:
1,430	5.000%, 8/01/33	2/26 at 100.00	Aa2	1,628,212
1,980	5.000%, 8/01/35	2/26 at 100.00	Aa2	2,242,687
1,735	5.000%, 8/01/36	2/26 at 100.00	Aa2	1,959,336
7,500	5.000%, 8/01/37 (WI/DD, Settling 12/07/16)	2/26 at 100.00	Aa2	8,450,775
20,000	Fresno Unified School District, Fresno County, California, General Obligation Bonds, Crossover	8/26 at 100.00	Aa3	19,291,200
	Refunding Series 2016B, 4.000%, 8/01/46
5,150	Hacienda La Puente Unified School District Facilities Financing Authority, California, General	No Opt. Call	AA	6,007,630
	Obligation Revenue Bonds, Series 2007, 5.000%, 8/01/26 – AGM Insured
5,630	Lake Tahoe Unified School District, El Dorado County, California, General Obligation Bonds,	No Opt. Call	AA	3,247,046
	Series 2010, 0.000%, 8/01/45 – AGM Insured (7)
15,335	Los Angeles Community College District, California, General Obligation Bonds, Refunding Series	8/24 at 100.00	AA+	17,557,348
	2015A, 5.000%, 8/01/31
	Los Angeles Unified School District, Los Angeles County, California, General Obligation Bonds,
	Refunding Series 2014C:
5,000	5.000%, 7/01/29	No Opt. Call	Aa2	5,719,450
10,000	5.000%, 7/01/30	No Opt. Call	Aa2	11,376,800
1,285	Los Angeles Unified School District, Los Angeles County, California, General Obligation Bonds,	7/19 at 100.00	Aa2	1,397,450
	Series 2009D, 5.000%, 7/01/27
4,100	Monrovia Unified School District, Los Angeles County, California, General Obligation Bonds,	No Opt. Call	AA–	2,840,152
	Series 2001B, 0.000%, 8/01/27 – FGIC Insured
10,765	North Orange County Community College District, California, General Obligation Bonds, Election	No Opt. Call	AA+	7,504,174
	of 2002 Series 2003B, 0.000%, 8/01/27 – FGIC Insured
1,815	Orland Joint Unified School District, Glenn and Tehama Counties, California, General	8/37 at 100.00	AA	931,004
	Obligation Bonds, 2008 Election, Series 2012B, 0.000%, 8/01/51 – AGM Insured
2,370	Oxnard School District, Ventura County, California, General Obligation Bonds, Election 2012	8/23 at 100.00	AA	2,557,775
	Series 2013B, 5.000%, 8/01/43 – AGM Insured
2,575	Oxnard School District, Ventura County, California, General Obligation Refunding Bonds, Series	2/22 at 103.00	AA–	3,038,449
	2001A, 5.750%, 8/01/30 – NPFG Insured
9,385	Pajaro Valley Unified School District, Santa Cruz County, California, General Obligation	8/23 at 100.00	Aa2	10,291,497
	Bonds, Refunding Election 2012 Series 2013A, 5.000%, 8/01/43
10,330	Palomar Pomerado Health, California, General Obligation Bonds, Convertible Capital	No Opt. Call	A+	4,335,501
	Appreciation, Election 2004 Series 2010A, 0.000%, 8/01/35
5,000	Paramount Unified School District, Los Angeles County, California, General Obligation Bonds,	No Opt. Call	A+	4,390,450
	Election 2006 Series 2011, 0.000%, 8/01/45
10,250	Puerto Rico, General Obligation Bonds, Public Improvement Series 2002A, 5.500%, 7/01/20 –	No Opt. Call	AA–	11,176,805
	NPFG Insured
28,000	San Bernardino Community College District, California, General Obligation Bonds, Election of	No Opt. Call	Aa2	7,536,480
	2008 Series 2009B, 0.000%, 8/01/44
1,425	San Joaquin Delta Community College District, California, General Obligation Bonds, Refunding	8/25 at 100.00	Aa2	1,616,634
	Series 2015A, 5.000%, 8/01/32
1,850	San Juan Capistrano, California, General Obligation Bonds, Open Space Program, Tender Option	8/19 at 100.00	AAA	2,444,516
	Bond Trust 2015-XF0048, 16.467%, 8/01/40 (IF)
21,000	San Marcos Unified School District, San Diego County, California, General Obligation Bonds,	No Opt. Call	AA–	4,088,700
	2010 Election, Series 2012B, 0.000%, 8/01/51
1,895	San Mateo Union High School District, San Mateo County, California, General Obligation Bonds,	9/21 at 100.00	Aaa	2,105,383
	Election 2010 Series 2011A, 5.000%, 9/01/42
4,970	San Rafael City High School District, Marin County, California, General Obligation Bonds,	No Opt. Call	AA+	3,424,777
	Series 2004B, 0.000%, 8/01/27 – FGIC Insured
2,200	Santa Maria Joint Union High School District, Santa Barbara and San Luis Obispo Counties,	No Opt. Call	Aa3	2,681,030
	California, General Obligation Bonds, Series 2003B, 5.625%, 8/01/24 – AGM Insured
5,240	South San Francisco Unified School District, San Mateo County, California, General Obligation	9/25 at 100.00	Aa1	5,840,452
	Bond Anticipation Notes, Measure J, Series 2015B, 5.000%, 9/01/40
4,175	Southwestern Community College District, San Diego County, California, General Obligation	No Opt. Call	Aa2	3,138,222
	Bonds, Election of 2000, Series 2004, 0.000%, 8/01/25 – FGIC Insured
6,245	Southwestern Community College District, San Diego County, California, General Obligation	8/21 at 100.00	Aa2	6,955,431
	Bonds, Election of 2008, Series 2011C, 5.250%, 8/01/36
5,530	Stockton Unified School District, San Joaquin County, California, General Obligation Bonds,	8/37 at 100.00	AA	4,434,175
	Election 2008 Series 2011D, 0.000%, 8/01/50 – AGM Insured (7)
26,000	Sylvan Union School District, Stanislaus County, California, General Obligation Bonds,	No Opt. Call	AA	15,678,000
	Election of 2006, Series 2010, 0.000%, 8/01/49 – AGM Insured (7)
11,745	Victor Valley Community College District, San Bernardino County, California, General	8/26 at 100.00	Aa2	11,570,352
	Obligation Bonds, Refunding Series 2016A, 4.000%, 8/01/44
	Washington Township Health Care District, Alameda County, California, General Obligation
	Bonds, 2004 Election Series 2013B:
4,740	5.500%, 8/01/38	8/24 at 100.00	Aa3	5,345,393
4,830	5.500%, 8/01/40	8/24 at 100.00	Aa3	5,436,551
	Washington Township Health Care District, Alameda County, California, General Obligation
	Bonds, 2012 Election Series 2013A:
4,355	5.500%, 8/01/38	8/24 at 100.00	Aa3	4,911,221
3,500	5.500%, 8/01/40	8/24 at 100.00	Aa3	3,939,530
2,015	Wiseburn School District, Los Angeles County, California, General Obligation Bonds, Series	8/22 at 100.00	Aa3	2,272,779
	2012C, 5.000%, 8/01/26
140,160	Yosemite Community College District, California, General Obligation Bonds, Capital	No Opt. Call	Aa2	86,199,801
	Appreciation, Election 2004, Series 2010D, 0.000%, 8/01/42 (7)
4,000	Yuba Community College District, California, General Obligation Bonds, Election 2006 Series	8/21 at 100.00	Aa2	4,466,240
	2011C, 5.250%, 8/01/47
881,455	Total Tax Obligation/General			776,197,646
	Tax Obligation/Limited – 31.0% (20.5% of Total Investments)
1,680	Beaumont Financing Authority, California, Local Agency Revenue Bonds, Improvement Area 19A,	9/25 at 100.00	N/R	1,799,095
	Series 2015B, 5.000%, 9/01/35
1,655	Bell Community Housing Authority, California, Lease Revenue Bonds, Series 2005, 5.000%,	2/17 at 100.00	N/R	1,496,236
	10/01/36 – AMBAC Insured
3,370	Bell Community Redevelopment Agency, California, Tax Allocation Bonds, Bell Project Area,	2/17 at 100.00	AA	3,378,189
	Series 2003, 5.500%, 10/01/23 – RAAI Insured
21,255	California Infrastructure and Economic Development Bank, Infrastructure State Revolving Fund	10/26 at 100.00	AAA	24,306,368
	Revenue Bonds, Series 2016A, 5.000%, 10/01/41
	California State Public Works Board, Lease Revenue Bonds, Department of Corrections &
	Rehabilitation, Series 2013G:
10,690	5.250%, 9/01/30	9/23 at 100.00	A+	12,412,052
18,135	5.250%, 9/01/32	9/23 at 100.00	A+	21,080,849
	California State Public Works Board, Lease Revenue Bonds, Department of Corrections &
	Rehabilitation, Various Correctional Facilities Series 2013F:
8,685	5.250%, 9/01/31	9/23 at 100.00	A+	10,089,886
1,450	5.250%, 9/01/33	9/23 at 100.00	A+	1,686,510
10,525	California State Public Works Board, Lease Revenue Bonds, Department of Corrections &	9/24 at 100.00	A+	11,671,278
	Rehabilitation, Various Correctional Facilities Series 2014A, 5.000%, 9/01/39
17,395	California State Public Works Board, Lease Revenue Bonds, Judicial Council of California, New	10/24 at 100.00	A+	19,307,406
	Stockton Courthouse, Series 2014B, 5.000%, 10/01/39
1,000	California State Public Works Board, Lease Revenue Bonds, Judicial Council of California,	No Opt. Call	A+	1,118,650
	Various Projects Series 2013A, 5.000%, 3/01/30
1,000	California State Public Works Board, Lease Revenue Bonds, Judicial Council of California, Yuba	6/23 at 100.00	A+	1,118,610
	City Courthouse, Series 2013D, 5.000%, 6/01/32
11,650	California State Public Works Board, Lease Revenue Bonds, Various Capital Projects, Series	10/19 at 100.00	A+	12,851,698
	2009G-1, 5.750%, 10/01/30
2,260	California State Public Works Board, Lease Revenue Bonds, Various Capital Projects, Series	3/20 at 100.00	A+	2,530,093
	2010A-1, 5.750%, 3/01/30
2,650	California State Public Works Board, Lease Revenue Bonds, Various Capital Projects, Series	No Opt. Call	A+	2,930,079
	2012A, 5.000%, 4/01/33
3,770	California State Public Works Board, Lease Revenue Bonds, Various Capital Projects, Series	11/22 at 100.00	A+	4,189,036
	2012G, 5.000%, 11/01/37
9,950	California State Public Works Board, Lease Revenue Bonds, Various Capital Projects, Series	11/23 at 100.00	A+	11,040,520
	2013I, 5.000%, 11/01/38
13,520	California State Public Works Board, Lease Revenue Bonds, Various Capital Projects, Series	9/24 at 100.00	A+	14,992,463
	2014E, 5.000%, 9/01/39
2,905	Carson Redevelopment Agency, California, Tax Allocation Bonds, Redevelopment Project Area 1,	10/19 at 100.00	A–	3,284,103
	Series 2009A, 7.000%, 10/01/36
5,365	Chino Redevelopment Agency, California, Merged Chino Redevelopment Project Area Tax Allocation	9/17 at 100.00	A	5,431,311
	Bonds, Series 2006, 5.000%, 9/01/38 – AMBAC Insured
4,250	Coronado Community Development Agency, California, Tax Allocation Bonds, Community Development	2/17 at 100.00	A+	4,262,070
	Project, Series 2005, 5.000%, 9/01/30 – AMBAC Insured
1,595	Fontana Public Financing Authority, California, Tax Allocation Revenue Bonds, North Fontana	2/17 at 100.00	A+	1,600,710
	Redevelopment Project, Series 2003A, 5.375%, 9/01/25 – AMBAC Insured
9,060	Fontana Redevelopment Agency, San Bernardino County, California, Tax Allocation Bonds, Jurupa	4/17 at 100.00	A	9,181,132
	Hills Redevelopment Project, Refunding Series 1997A, 5.500%, 10/01/27
810	Fontana, California, Special Tax Bonds, Community Facilities District 2 Heritage Village,	3/17 at 100.00	AA–	819,218
	Refunding Series 1998A, 5.250%, 9/01/17 – NPFG Insured
1,000	Fullerton Community Facilities District 1, California, Special Tax Bonds, Amerige Heights,	9/22 at 100.00	A–	1,080,200
	Refunding Series 2012, 5.000%, 9/01/32
86,320	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement	6/25 at 100.00	A+	93,655,473
	Asset-Backed Revenue Bonds, Refunding Series 2015A, 5.000%, 6/01/45
1,000	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement	6/23 at 100.00	A+	1,114,860
	Asset-Backed Revenue Bonds, Series 2013A, 5.000%, 6/01/30
	Government of Guam, Business Privilege Tax Bonds, Refunding Series 2015D:
7,725	5.000%, 11/15/28	11/25 at 100.00	A	8,491,706
2,000	5.000%, 11/15/32	11/25 at 100.00	A	2,150,860
	Hesperia Community Redevelopment Agency, California, Tax Allocation Bonds, Series 2005A:
1,750	5.000%, 9/01/25 – SYNCORA GTY Insured	2/17 at 100.00	BBB	1,752,065
6,690	5.000%, 9/01/35 – SYNCORA GTY Insured	2/17 at 100.00	BBB	6,693,546
4,000	Hesperia Unified School District, San Bernardino County, California, Certificates of	2/23 at 100.00	AA	4,332,480
	Participation, Series 2013A, 5.000%, 2/01/38 – BAM Insured
4,500	Inglewood Redevelopment Agency, California, Tax Allocation Bonds, Merged Redevelopment	No Opt. Call	N/R	4,914,180
	Project, Refunding Series 1998A, 5.250%, 5/01/23 – AMBAC Insured
	Inglewood Redevelopment Agency, California, Tax Allocation Bonds, Merged Redevelopment
	Project, Subordinate Lien Series 2007A-1:
3,640	5.000%, 5/01/23 – AMBAC Insured	5/17 at 100.00	BBB+	3,670,794
2,435	5.000%, 5/01/24 – AMBAC Insured	5/17 at 100.00	BBB+	2,453,628
2,075	5.000%, 5/01/25 – AMBAC Insured	5/17 at 100.00	BBB+	2,088,944
	Irvine Unified School District, California, Special Tax Bonds, Community Facilities District
	Series 2006A:
2,010	5.000%, 9/01/26	3/17 at 100.00	N/R	2,027,708
4,625	5.125%, 9/01/36	3/17 at 100.00	N/R	4,649,281
	Jurupa Public Financing Authority, California, Special Tax Revenue Bonds, Series 2014A:
530	5.000%, 9/01/29	9/24 at 100.00	A–	593,340
1,900	5.000%, 9/01/30	9/24 at 100.00	A–	2,113,769
1,220	5.000%, 9/01/31	9/24 at 100.00	A–	1,352,870
1,955	Jurupa Public Financing Authority, California, Special Tax Revenue Bonds, Series 2015A,	9/25 at 100.00	BBB+	2,068,449
	5.000%, 9/01/43
1,000	Lake Elsinore Public Financing Authority, California, Local Agency Revenue Bonds, Refunding	9/25 at 100.00	N/R	1,051,540
	Series 2015, 5.000%, 9/01/40
1,770	Lammersville School District, San Joaquin County, California, Special Tax Bonds, Community	2/17 at 100.00	N/R	1,636,825
	Facilities District 2002 Mountain House, Series 2006, 5.125%, 9/01/35
1,000	Lathrop, California, Limited Obligation Improvement Bonds, Crossroads Assessment District,	9/25 at 100.00	N/R	986,240
	Series 2015, 5.000%, 9/02/40
14,930	Los Angeles Community Redevelopment Agency, California, Lease Revenue Bonds, Vermont	2/17 at 100.00	Aa3	14,970,610
	Manchester Social Services Project, Series 2005, 5.000%, 9/01/37 – AMBAC Insured
5,125	Los Angeles County Metropolitan Transportation Authority, California, Measure R Sales Tax	6/26 at 100.00	AAA	5,852,238
	Revenue Bonds, Senior Series 2016A, 5.000%, 6/01/36
9,045	Los Angeles County Public Works Financing Authority, California, Lease Revenue Bonds, Multiple	No Opt. Call	AA	10,037,870
	Capital Facilities Project II, Series 2012, 5.000%, 8/01/42
	Lynwood Redevelopment Agency, California, Project A Revenue Bonds, Subordinate Lien
	Series 2011A:
1,625	6.750%, 9/01/26	9/21 at 100.00	A–	1,929,119
750	7.000%, 9/01/31	9/21 at 100.00	A–	891,180
1,900	Modesto, California, Special Tax Bonds, Community Facilities District 2004-1 Village One 2,	9/24 at 100.00	BBB–	2,054,413
	Refunding Series 2014, 5.000%, 9/01/31
5,720	Murrieta Redevelopment Agency, California, Tax Allocation Bonds, Series 2007A, 5.000%,	8/17 at 100.00	AA–	5,848,872
	8/01/37 – NPFG Insured
	National City Community Development Commission, California, Tax Allocation Bonds, National
	City Redevelopment Project, Series 2011:
4,450	6.500%, 8/01/24	8/21 at 100.00	A	5,311,120
3,000	7.000%, 8/01/32	8/21 at 100.00	A	3,576,270
1,000	Norco Redevelopment Agency, California, Tax Allocation Bonds, Project Area 1, Series 2009,	3/18 at 100.00	A+	1,064,870
	7.000%, 3/01/34
	Norco Redevelopment Agency, California, Tax Allocation Refunding Bonds, Project Area 1,
	Refunding Series 2010:
3,775	5.875%, 3/01/32	3/20 at 100.00	A+	4,196,970
1,500	6.000%, 3/01/36	3/20 at 100.00	A+	1,676,520
1,655	Novato Redevelopment Agency, California, Tax Allocation Bonds, Hamilton Field Redevelopment	9/21 at 100.00	BBB+	1,929,763
	Project, Series 2011, 6.750%, 9/01/40
695	Ontario Redevelopment Financing Authority, California, Lease Revenue Bonds, Capital Projects,	2/17 at 100.00	AA–	697,495
	Series 2001, 5.250%, 8/01/18 – AMBAC Insured
29,800	Ontario Redevelopment Financing Authority, San Bernardino County, California, Revenue Bonds,	No Opt. Call	AA–	35,455,742
	Redevelopment Project 1, Refunding Series 1995, 7.400%, 8/01/25 – NPFG Insured
605	Ontario, California, Special Tax Bonds, Community Facilities District 5, Freeway Interchange	3/17 at 100.00	N/R	612,314
	Project, Series 1997, 6.375%, 9/01/17
11,165	Palm Desert Financing Authority, California, Tax Allocation Revenue Bonds, Project Area 1,	4/17 at 100.00	AA–	11,282,902
	Refunding Series 2002, 5.100%, 4/01/30 – NPFG Insured
1,815	Patterson Public Finance Authority, California, Revenue Bonds, Community Facilities District	9/23 at 100.00	N/R	1,948,239
	2001-1, Subordinate Lien Series 2013B , 5.875%, 9/01/39
	Patterson Public Financing Authority, California, Revenue Bonds, Community Facilities District
	2001-1, Senior Series 2013A:
11,495	5.250%, 9/01/30	9/23 at 100.00	N/R	12,211,368
10,310	5.750%, 9/01/39	9/23 at 100.00	N/R	10,980,459
11,010	Pico Rivera Water Authority, California, Revenue Bonds, Series 2001A, 6.250%, 12/01/32	12/16 at 100.00	N/R	11,144,652
8,750	Pittsburg Redevelopment Agency, California, Tax Allocation Bonds, Los Medanos Community	No Opt. Call	A+	7,146,913
	Development Project, Series 1999, 0.000%, 8/01/23 – AMBAC Insured
3,250	Pomona Public Financing Authority, California, Revenue Refunding Bonds, Merged Redevelopment	2/17 at 100.00	AA–	3,260,368
	Projects, Series 2001AD, 5.000%, 2/01/27 – NPFG Insured
	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Series 2007A:
10,000	0.000%, 8/01/44 – NPFG Insured	No Opt. Call	AA–	2,111,700
29,955	0.000%, 8/01/45 – NPFG Insured	No Opt. Call	AA–	5,979,917
3,500	Rancho Cucamonga Redevelopment Agency Successor Agency, California, Tax Allocation Bonds,	9/24 at 100.00	AA	3,883,705
	Rancho Redevelopment Project, Series 2014, 5.000%, 9/01/30
	Redding Redevelopment Agency, California, Tax Allocation Bonds, Canby-Hilltop-Cypress Area
	Project, Series 2003A:
1,500	5.000%, 9/01/17 – NPFG Insured	2/17 at 100.00	AA–	1,505,010
1,500	5.000%, 9/01/20 – NPFG Insured	2/17 at 100.00	AA–	1,504,935
6,750	Riverside County Redevelopment Agency, California, Tax Allocation Bonds, Interstate 215	10/20 at 100.00	A–	7,738,808
	Corridor Redevelopment Project Area, Series 2010E, 6.500%, 10/01/40
960	Riverside County Redevelopment Agency, California, Tax Allocation Bonds, Jurupa Valley Project	10/21 at 100.00	A	1,131,341
	Area, Series 2011B, 6.500%, 10/01/25
2,885	Riverside County Redevelopment Agency, California, Tax Allocation Housing Bonds, Series 2010A,	10/20 at 100.00	A	3,267,580
	6.000%, 10/01/39
	Riverside County, California, Special Tax Bonds, Community Facilities District 04-2 Lake Hill
	Crest, Series 2012:
990	5.000%, 9/01/29	9/22 at 100.00	N/R	1,057,676
2,615	5.000%, 9/01/35	9/22 at 100.00	N/R	2,743,920
	Riverside County, California, Special Tax Bonds, Community Facilities District 05-8 Scott
	Road, Series 2013:
555	5.000%, 9/01/30	9/22 at 100.00	N/R	589,682
710	5.000%, 9/01/42	9/22 at 100.00	N/R	739,451
25	Riverside Public Financing Authority, California, Revenue Bonds, Multiple Project Loans,	2/17 at 100.00	N/R	25,213
	Series 1991A, 8.000%, 2/01/18
3,540	Rohnert Park Community Development Commission, California, Tax Allocation Bonds, Redevelopment	8/17 at 100.00	AA–	3,619,756
	Project Series 2007R, 5.000%, 8/01/37 – FGIC Insured
2,645	Roseville, California, Special Tax Bonds, Community Facilities District 1 Fiddyment Ranch,	3/17 at 100.00	N/R	2,652,750
	Series 2005, 5.050%, 9/01/30
	Roseville, California, Special Tax Bonds, Community Facilities District 1 Westpark, Refunding
	Series 2015:
385	5.000%, 9/01/31	9/25 at 100.00	N/R	414,941
575	5.000%, 9/01/37	9/25 at 100.00	N/R	607,068
	Sacramento City Financing Authority, California, Lease Revenue Refunding Bonds, Series 1993A:
6,310	5.400%, 11/01/20 – AMBAC Insured	No Opt. Call	A+	6,848,874
700	5.400%, 11/01/20 – NPFG Insured	No Opt. Call	AA–	755,699
4,250	Sacramento City Financing Authority, California, Tax Allocation Revenue Bonds, Merged Downtown	No Opt. Call	AA–	2,226,788
	Sacramento and Oak Park Projects, Series 2005A, 0.000%, 12/01/31 – FGIC Insured
	San Buenaventura Redevelopment Agency, California, Merged Project Areas Tax Allocation Bonds,
	Series 2008:
1,000	7.750%, 8/01/28	8/18 at 100.00	A	1,030,170
1,325	8.000%, 8/01/38	8/18 at 100.00	A	1,364,816
635	San Clemente, California, Special Tax Revenue Bonds, Community Facilities District 2006-1	9/25 at 100.00	N/R	667,728
	Marblehead Coastal, Series 2015, 5.000%, 9/01/40
6,500	San Diego County Regional Transportation Commission, California, Sales Tax Revenue Bonds,	4/26 at 100.00	AAA	7,443,215
	Limited Tax Series 2016A, 5.000%, 4/01/35
2,135	San Diego County Regional Transportation Commission, California, Sales Tax Revenue Bonds,	4/22 at 100.00	AAA	2,365,132
	Refunding Series 2012A, 5.000%, 4/01/42
	San Diego County Regional Transportation Commission, California, Sales Tax Revenue Bonds,
	Series 2014A:
10,000	5.000%, 4/01/34	4/24 at 100.00	AAA	11,230,800
5,000	5.000%, 4/01/44	4/24 at 100.00	AAA	5,546,150
2,075	San Francisco City and County Redevelopment Agency Successor Agency, California, Special Tax	No Opt. Call	N/R	2,189,727
	Bonds, Community Facilities District 7, Hunters Point Shipyard Phase One Improvements,
	Refunding Series 2014, 5.000%, 8/01/39
255	San Francisco, California, Community Facilities District 6, Mission Bay South Public	8/22 at 100.00	N/R	270,397
	Improvements, Special Tax Refunding Bonds, Series 2013A, 5.000%, 8/01/33
9,435	San Jose Financing Authority, California, Lease Revenue Refunding Bonds, Convention Center	3/17 at 100.00	AA	9,466,985
	Project, Series 2001F, 5.000%, 9/01/20 – NPFG Insured
2,750	San Jose Redevelopment Agency, California, Housing Set-Aside Tax Allocation Bonds, Merged Area	8/20 at 100.00	A	2,991,395
	Redevelopment Project, Series 2010A-1, 5.500%, 8/01/35
	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment
	Project, Refunding Series 2006D:
695	5.000%, 8/01/19 – AMBAC Insured	8/17 at 100.00	BBB+	712,889
910	5.000%, 8/01/21 – AMBAC Insured	8/17 at 100.00	BBB+	933,232
3,860	5.000%, 8/01/23 – AMBAC Insured	8/17 at 100.00	BBB+	3,958,044
2,765	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment	2/17 at 100.00	AA–	2,803,904
	Project, Series 2003, 4.900%, 8/01/33 – FGIC Insured
700	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment	2/17 at 100.00	AA–	701,932
	Project, Series 2004A, 4.440%, 8/01/17 – NPFG Insured
1,000	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment	2/17 at 100.00	AA–	1,003,290
	Project, Series 2005A, 5.000%, 8/01/27 – NPFG Insured
	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment
	Project, Series 2006C:
3,300	5.000%, 8/01/24 – NPFG Insured	8/17 at 100.00	AA–	3,384,249
6,635	5.000%, 8/01/25 – NPFG Insured	8/17 at 100.00	AA–	6,803,529
1,825	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment	8/18 at 100.00	BBB+	1,968,317
	Project, Series 2008B, 6.250%, 8/01/20
7,860	Santa Ana Community Redevelopment Agency, California, Tax Allocation Bonds, Merged Project	3/21 at 100.00	AA–	9,134,578
	Area, Series 2011A, 6.750%, 9/01/28
2,770	Santa Ana Community Redevelopment Agency, Orange County, California, Tax Allocation Refunding	2/17 at 100.00	AA–	2,779,196
	Bonds, South Main Street Redevelopment, Series 2003B, 5.000%, 9/01/19 – FGIC Insured
	Santa Clara Redevelopment Agency, California, Tax Allocation Bonds, Bayshore North Project,
	Series 2003:
4,625	5.000%, 6/01/17 – NPFG Insured	12/16 at 100.00	AA–	4,711,534
2,695	5.000%, 6/01/20 – NPFG Insured	6/17 at 100.00	AA–	2,744,103
1,500	5.000%, 6/01/21 – NPFG Insured	6/17 at 100.00	AA–	1,527,330
2,840	5.000%, 6/01/23 – NPFG Insured	6/17 at 100.00	AA–	2,891,745
990	Saugus/Hart School Facilities Financing Authority, California, Special Tax Bonds, Community	3/26 at 100.00	N/R	1,122,363
	Facilities District 2006-1, Series 2016, 5.000%, 9/01/26
1,315	Signal Hill Redevelopment Agency, California, Project 1 Tax Allocation Bonds, Series 2011,	4/21 at 100.00	N/R	1,500,586
	7.000%, 10/01/26
8,710	South Orange County Public Financing Authority, California, Special Tax Revenue Bonds, Ladera	2/17 at 100.00	BBB+	8,729,598
	Ranch, Refunding Series 2005A, 5.000%, 8/15/32 – AMBAC Insured
1,500	Stockton Public Financing Authority, California, Lease Revenue Bonds, Series 2004, 5.250%,	2/17 at 100.00	AA–	1,474,050
	9/01/34 – FGIC Insured
	Temecula Public Financing Authority, California, Special Tax Bonds, Community Facilities
	District 03-02 Roripaugh, Series 2006:
5,775	5.450%, 9/01/26	3/17 at 100.00	N/R	5,492,891
3,245	5.500%, 9/01/36	3/17 at 100.00	N/R	2,998,380
2,475	Temecula Redevelopment Agency, California, Redevelopment Project 1 Tax Allocation Housing	8/21 at 100.00	BBB+	2,939,632
	Bonds Series 2011A, 7.000%, 8/01/39
1,350	Temecula Valley Unified School District, Riverside County, California, Special Tax Bonds,	9/22 at 100.00	N/R	1,421,523
	Community Facilities District 2002-1 Improvement Area 1, Series 2012, 5.000%, 9/01/33
1,000	Union City Community Redevelopment Agency, California, Tax Allocation Revenue Bonds,	12/21 at 100.00	A+	1,198,460
	Redevelopment Project, Subordinate Lien Series 2011, 6.875%, 12/01/33
6,870	Vernon Redevelopment Agency, California, Tax Allocation Bonds, Industrial Redevelopment	2/17 at 100.00	AA–	6,872,473
	Project, Series 2005, 5.000%, 9/01/35 – NPFG Insured
1,620	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Refunding Series	No Opt. Call	AA	1,719,079
	2012A, 5.000%, 10/01/32 – AGM Insured
6,530	Washington Unified School District, Yolo County, California, Certificates of Participation,	8/17 at 100.00	A	6,660,012
	Series 2007, 5.125%, 8/01/37 – AMBAC Insured
1,280	William S Hart School Financing Authority, California, Refunding Revenue Bonds, Series 2013,	9/23 at 100.00	A–	1,390,502
	5.000%, 9/01/34
	Yorba Linda Redevelopment Agency, Orange County, California, Tax Allocation Revenue Bonds,
	Yorba Linda Redevelopment Project, Subordinate Lien Series 2011A:
865	6.000%, 9/01/26	9/21 at 100.00	A–	1,001,376
1,420	6.500%, 9/01/32	9/21 at 100.00	A–	1,655,876
657,525	Total Tax Obligation/Limited			671,742,589
	Transportation – 12.1% (8.0% of Total Investments)
12,510	Alameda Corridor Transportation Authority, California, Revenue Bonds, Refunding Second	10/26 at 100.00	BBB+	13,423,605
	Subordinate Lien Series 2016B, 5.000%, 10/01/36
1,715	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Series	No Opt. Call	AA	1,905,262
	2012F-1, 5.000%, 4/01/30
5,705	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Series	4/23 at 100.00	AA–	6,315,492
	2013S-4, 5.250%, 4/01/48
20,725	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds,	1/24 at 100.00	BB+	23,612,200
	Refunding Junior Lien Series 2013C, 6.500%, 1/15/43
	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds,
	Refunding Series 2013A:
45,735	5.750%, 1/15/46	1/24 at 100.00	BBB–	50,407,745
45,725	6.000%, 1/15/53	1/24 at 100.00	BBB–	51,298,420
1,200	Long Beach, California, Harbor Revenue Bonds, Series 2015D, 5.000%, 5/15/42	5/25 at 100.00	AA	1,341,024
	Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles International
	Airport, Senior Lien Series 2015D:
2,600	5.000%, 5/15/31 (Alternative Minimum Tax)	5/25 at 100.00	AA	2,887,378
11,420	5.000%, 5/15/33 (Alternative Minimum Tax)	5/25 at 100.00	AA	12,585,525
3,000	5.000%, 5/15/36 (Alternative Minimum Tax)	5/25 at 100.00	AA	3,274,140
11,335	5.000%, 5/15/41 (Alternative Minimum Tax)	5/25 at 100.00	AA	12,285,326
	Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles International
	Airport, Subordinate Lien Series 2016A:
3,000	5.000%, 5/15/33 (Alternative Minimum Tax)	5/26 at 100.00	AA–	3,311,340
1,000	5.000%, 5/15/35 (Alternative Minimum Tax)	5/26 at 100.00	AA–	1,096,250
1,250	Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles International	5/20 at 100.00	AA	1,357,638
	Airport, Series 2010D, 5.000%, 5/15/40 (UB) (5)
5,000	Los Angeles Harbors Department, California, Revenue Bonds, Refunding Series 2014B,	8/24 at 100.00	AA	5,532,300
	5.000%, 8/01/44
	Los Angeles Harbors Department, California, Revenue Bonds, Series 2014C:
1,160	5.000%, 8/01/34	8/24 at 100.00	AA	1,300,116
1,575	5.000%, 8/01/35	8/24 at 100.00	AA	1,761,842
1,865	5.000%, 8/01/36	8/24 at 100.00	AA	2,082,217
6,610	5.000%, 8/01/44	8/24 at 100.00	AA	7,313,701
120	Palm Springs Financing Authority, California, Palm Springs International Airport Revenue	2/17 at 100.00	N/R	120,067
	Bonds, Series 2006, 5.450%, 7/01/20 (Alternative Minimum Tax)
	Port of Oakland, California, Revenue Bonds, Refunding Series 2012P:
4,895	5.000%, 5/01/29 (Alternative Minimum Tax)	No Opt. Call	A+	5,397,570
7,340	5.000%, 5/01/31 (Alternative Minimum Tax)	No Opt. Call	A+	8,019,170
1,000	Riverside County Transportation Commission, California, Toll Revenue Senior Lien Bonds, Series	6/23 at 100.00	BBB–	1,108,380
	2013A, 5.750%, 6/01/44
1,180	Sacramento Regional Transit District, California, Farebox Revenue Bonds, Refunding Series	No Opt. Call	A–	1,262,293
	2012, 5.000%, 3/01/42
9,550	San Diego County Regional Airport Authority, California, Airport Revenue Bonds, Senior Series	7/23 at 100.00	A+	10,200,451
	2013B, 5.000%, 7/01/43 (Alternative Minimum Tax)
22,930	San Francisco Airports Commission, California, Revenue Bonds, San Francisco International	5/26 at 100.00	A+	25,053,089
	Airport, Second Governmental Purpose Series 2016C, 5.000%, 5/01/46
4,500	San Francisco Airports Commission, California, Revenue Bonds, San Francisco International	5/24 at 100.00	A+	4,867,290
	Airport, Second Series 2014B, 5.000%, 5/01/44
2,465	San Francisco Airports Commission, California, Special Facilities Lease Revenue Bonds, San	1/17 at 100.00	AA	2,475,328
	Francisco International Airport, SFO Fuel Company LLC, Series 2000A, 6.125%, 1/01/27 – AGM
	Insured (Alternative Minimum Tax)
237,110	Total Transportation			261,595,159
	U.S. Guaranteed – 16.8% (11.1% of Total Investments) (8)
3,000	Antelope Valley Healthcare District, California, Revenue Bonds, Series 2011A, 7.250%, 3/01/36	3/21 at 100.00	Ba3 (8)	3,593,310
	(Pre-refunded 3/01/21)
6,970	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Tender	4/18 at 100.00	AA (8)	8,687,617
	Option Bond Trust 3211, 12.595%, 4/01/39 (Pre-refunded 4/01/18) (IF)
	California Department of Water Resources, Water System Revenue Bonds, Central Valley Project,
	Refunding Series 2002X:
10	5.500%, 12/01/17 – FGIC Insured (ETM)	No Opt. Call	AAA	10,465
210	5.500%, 12/01/17 – NPFG Insured (ETM)	No Opt. Call	Aa1 (8)	219,748
10,000	California Educational Facilities Authority, Revenue Bonds, University of Southern California,	10/17 at 100.00	Aa1 (8)	10,304,600
	Series 2007A, 4.500%, 10/01/33 (Pre-refunded 10/01/17) (UB)
2,470	California Educational Facilities Authority, Revenue Bonds, University of Southern California,	10/18 at 100.00	Aa1 (8)	3,163,675
	Tender Option Bond Trust 09-11B, 16.401%, 10/01/38 (Pre-refunded 10/01/18) (IF) (5)
5,360	California Infrastructure and Economic Development Bank, First Lien Revenue Bonds, San	No Opt. Call	Aaa	6,309,631
	Francisco Bay Area Toll Bridge, Series 2003A, 5.000%, 7/01/23 – AGM Insured (ETM)
2,000	California Municipal Finance Authority, Revenue Bonds, Harbor Regional Center Project, Series	11/19 at 100.00	A3 (8)	2,368,880
	2009, 8.000%, 11/01/29 (Pre-refunded 11/01/19)
	California Municipal Financing Authority, Certificates of Participation, Community Hospitals
	of Central California, Series 2007:
4,705	5.250%, 2/01/27 (Pre-refunded 2/01/17)	2/17 at 100.00	N/R (8)	4,739,629
865	5.250%, 2/01/46 (Pre-refunded 2/01/17)	2/17 at 100.00	N/R (8)	871,366
50	California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds, North	2/17 at 100.00	Aaa	51,355
	County Recycling Center, Series 1991A, 6.750%, 7/01/17 (ETM)
24,180	California State Public Works Board, Lease Revenue Bonds, University of California Regents,	3/18 at 100.00	Aaa	26,536,583
	Tender Option Bond Trust 2016-XG0003, 8.795%, 3/01/33 (Pre-refunded 3/01/18) (IF) (5)
6,860	California State Public Works Board, Lease Revenue Bonds, Various Capital Projects, Series	11/19 at 100.00	A+ (8)	7,829,249
	2009-I, 6.375%, 11/01/34 (Pre-refunded 11/01/19)
1,615	California Statewide Communities Development Authority, Revenue Bonds, Adventist Health	5/18 at 100.00	AA (8)	1,701,451
	System West, Series 2007B, 5.000%, 3/01/37 (Pre-refunded 5/23/18) – AGC Insured
8,783	California Statewide Communities Development Authority, Revenue Bonds, Saint Joseph Health	7/18 at 100.00	AA (8)	11,069,039
	System, Tender Option Bond Trust 2016-XG0041, 17.286%, 7/01/47 (Pre-refunded 7/01/18) –
	AGM Insured (IF)
17,020	California Statewide Communities Development Authority, Revenue Bonds, ValleyCare Health	7/17 at 100.00	AA+ (8)	17,472,221
	System, Series 2007A, 5.125%, 7/15/31 (Pre-refunded 7/15/17)
2,010	California Statewide Community Development Authority, Revenue Bonds, Methodist Hospital	8/19 at 100.00	N/R (8)	2,292,063
	Project, Series 2009, 6.750%, 2/01/38 (Pre-refunded 8/01/19)
3,860	California Statewide Community Development Authority, Revenue Bonds, St. Joseph Health	7/18 at 100.00	AA– (8)	4,141,394
	System, Series 2007A, 5.750%, 7/01/47 (Pre-refunded 7/01/18) – FGIC Insured
	California Statewide Community Development Authority, Revenue Bonds, Sutter Health,
	Series 2003A:
200	5.000%, 8/15/38 (Pre-refunded 8/15/17) – AMBAC Insured	8/17 at 100.00	AA– (8)	205,836
17,470	5.000%, 8/15/38 (Pre-refunded 8/15/17) – AMBAC Insured (UB) (5)	8/17 at 100.00	AA– (8)	17,979,775
5,425	Coast Community College District, Orange County, California, General Obligation Bonds, Series	8/18 at 100.00	Aa1 (8)	5,772,254
	2006C, 5.000%, 8/01/31 (Pre-refunded 8/01/18) – AGM Insured
13,765	Contra Costa County, California, GNMA Mortgage-Backed Securities Program Home Mortgage	No Opt. Call	Aaa	15,609,785
	Revenue Bonds, Series 1988, 8.250%, 6/01/21 (Alternative Minimum Tax) (ETM)
1,600	Eastern Municipal Water District, California, Water and Sewerage System Revenue Certificates	7/18 at 100.00	AAA	2,210,640
	of Participation, Tender Option Bond Trust 2015-XF0072, 13.301%, 7/01/35 (Pre-refunded
	7/01/18) (IF)
3,300	Hesperia Unified School District, San Bernardino County, California, Certificates of	2/17 at 100.00	A (8)	3,323,397
	Participation, Capital Improvement, Series 2007, 5.000%, 2/01/41 (Pre-refunded 2/01/17) –
	AMBAC Insured
2,000	Lindsay Redevelopment Agency, California, Project 1 Tax Allocation Bonds, Series 2007, 5.000%,	8/17 at 100.00	N/R (8)	2,055,700
	8/01/37 (Pre-refunded 8/01/17) – RAAI Insured
18,620	Loma Linda, California, Hospital Revenue Bonds, Loma Linda University Medical Center, Series	12/17 at 100.00	BB (8)	19,990,618
	2008A, 8.250%, 12/01/38 (Pre-refunded 12/01/17)
4,705	Madera Irrigation District. California, Water Revenue Refunding Bonds, Series 2008, 5.500%,	1/18 at 100.00	A (8)	4,931,546
	1/01/38 (Pre-refunded 1/01/18)
7,500	Newport Beach, California, Revenue Bonds, Hoag Memorial Hospital Presbyterian, Series 2011A,	12/21 at 100.00	N/R (8)	8,963,475
	6.000%, 12/01/40 (Pre-refunded 12/01/21)
3,380	Orange County Sanitation District, California, Certificates of Participation, Tender Option	2/19 at 100.00	AAA	4,441,624
	Bond Trust 2016-XG0022, 16.191%, 2/01/35 (Pre-refunded 2/01/19) (IF)
1,510	Orange County Sanitation District, California, Certificates of Participation, Tender Option	2/19 at 100.00	AAA	1,984,291
	Bond Trust 3020, 16.206%, 2/01/35 (Pre-refunded 2/01/19) (IF) (5)
5,840	Orange County Water District, California, Revenue Certificates of Participation, Series 1999A,	No Opt. Call	N/R (8)	7,122,230
	5.375%, 8/15/29 (ETM)
905	Orange County Water District, California, Revenue Certificates of Participation, Series 2003B,	No Opt. Call	AAA	1,079,149
	5.000%, 8/15/34 – NPFG Insured (ETM)
	Palomar Pomerado Health Care District, California, Certificates of Participation, Series 2009:
12,000	6.625%, 11/01/29 (Pre-refunded 11/01/19)	11/19 at 100.00	Ba1 (8)	13,695,720
7,885	6.750%, 11/01/39 (Pre-refunded 11/01/19)	11/19 at 100.00	Ba1 (8)	9,027,221
1,265	Palomar Pomerado Health, California, General Obligation Bonds, Capital Appreciation, Election	8/17 at 100.00	AA– (8)	1,300,319
	of 2004, Series 2007A, 5.000%, 8/01/32 (Pre-refunded 8/01/17) – NPFG Insured
20,340	Pittsburg Redevelopment Agency, California, Tax Allocation Bonds, Los Medanos Community	9/18 at 100.00	BB+ (8)	22,219,823
	Development Project, Refunding Series 2008A, 6.500%, 9/01/28 (Pre-refunded 9/01/18)
2,620	Pomona, California, GNMA/FHLMC Collateralized Single Family Mortgage Revenue Refunding	No Opt. Call	Aaa	3,118,088
	Bonds, Series 1990B, 7.500%, 8/01/23 (ETM)
2,000	Puerto Rico Public Finance Corporation, Commonwealth Appropriation Bonds, Series 2002E,	No Opt. Call	C (8)	2,499,640
	6.000%, 8/01/26 (ETM)
5,335	Rancho Santa Fe CSD Financing Authority, California, Revenue Bonds, Superior Lien Series	9/21 at 100.00	A– (8)	6,284,363
	2011A, 5.750%, 9/01/30 (Pre-refunded 9/01/21)
1,460	Rohnert Park Community Development Commission, California, Tax Allocation Bonds,	8/17 at 100.00	AA– (8)	1,488,163
	Redevelopment Project Series 2007R, 5.000%, 8/01/37 – FGIC Insured (ETM)
6,500	San Diego Community College District, California, General Obligation Bonds, Refunding Series	8/21 at 100.00	Aaa	7,425,275
	2011, 5.000%, 8/01/41 (Pre-refunded 8/01/21)
	San Diego Public Facilities Financing Authority, California, Sewerage Revenue Bonds, Refunding
	Series 2010A:
11,320	5.250%, 5/15/25 (Pre-refunded 5/15/20)	5/20 at 100.00	AA+ (8)	12,717,001
11,000	5.250%, 5/15/26 (Pre-refunded 5/15/20)	5/20 at 100.00	AA+ (8)	12,357,510
12,000	5.250%, 5/15/27 (Pre-refunded 5/15/20)	5/20 at 100.00	AA+ (8)	13,480,920
7,170	5.250%, 5/15/28 (Pre-refunded 5/15/20)	5/20 at 100.00	AA+ (8)	8,054,850
2,000	San Francisco Redevelopment Finance Authority, California, Tax Allocation Revenue Bonds,	8/19 at 100.00	A– (8)	2,263,660
	Mission Bay North Redevelopment Project, Series 2009C, 6.500%, 8/01/39 (Pre-refunded 8/01/19)
780	San Francisco Redevelopment Finance Authority, California, Tax Allocation Revenue Bonds,	2/21 at 100.00	A– (8)	936,530
	Mission Bay North Redevelopment Project, Series 2011C, 6.750%, 8/01/41 (Pre-refunded 2/01/21)
	San Francisco Redevelopment Financing Authority, California, Tax Allocation Revenue Bonds,
	Mission Bay South Redevelopment Project, Series 2011D:
785	7.000%, 8/01/33 (Pre-refunded 2/01/21)	2/21 at 100.00	BBB+ (8)	950,392
980	7.000%, 8/01/41 (Pre-refunded 2/01/21)	2/21 at 100.00	BBB+ (8)	1,186,476
4,770	San Mateo Union High School District, San Mateo County, California, Certificates of	12/17 at 100.00	N/R (8)	4,974,538
	Participation, Phase 1, Series 2007A, 5.000%, 12/15/30 (Pre-refunded 12/15/17) – AMBAC Insured
220	San Mateo Union High School District, San Mateo County, California, General Obligation Bonds,	9/21 at 100.00	N/R (8)	251,779
	Election 2010 Series 2011A, 5.000%, 9/01/42 (Pre-refunded 9/01/21)
5,500	Santa Clara County Financing Authority, California, Insured Revenue Bonds, El Camino Hospital,	8/17 at 100.00	A+ (8)	5,679,245
	Series 2007A, 5.750%, 2/01/41 (Pre-refunded 8/01/17) – AMBAC Insured
2,600	The Regents of the University of California, Medical Center Pooled Revenue Bonds, Series	5/17 at 101.00	Aaa	2,675,790
	2009E, 5.000%, 5/15/38 (Pre-refunded 5/15/17)
1,200	Turlock Public Financing Authority, California, Tax Allocation Revenue Bonds, Series 2011,	3/21 at 100.00	A– (8)	1,478,988
	7.500%, 9/01/39 (Pre-refunded 3/01/21)
4,000	West Basin Municipal Water District, California, Certificates of Participation, Refunding	8/18 at 100.00	AA (8)	4,255,320
	Series 2008B, 5.000%, 8/01/28 (Pre-refunded 8/01/18) – AGC Insured
	Westminster Redevelopment Agency, California, Tax Allocation Bonds, Commercial Redevelopment
	Project 1, Police Facility Subordinate Series 2009:
12,500	6.250%, 11/01/39 (Pre-refunded 11/01/19)	11/19 at 100.00	A2 (8)	14,210,000
5,000	5.750%, 11/01/45 (Pre-refunded 11/01/19)	11/19 at 100.00	A2 (8)	5,612,800
327,418	Total U.S. Guaranteed			365,177,007
	Utilities – 4.4% (2.9% of Total Investments)
5,340	California Statewide Communities Development Authority, Certificates of Participation, Rio	12/16 at 100.00	N/R	5,315,276
	Bravo Fresno Project, Refunding Series 1999A, 6.500%, 12/01/18
	Long Beach Bond Finance Authority, California, Natural Gas Purchase Revenue Bonds,
	Series 2007A:
14,140	5.000%, 11/15/35	No Opt. Call	A	15,706,571
7,610	5.500%, 11/15/37	No Opt. Call	A	8,851,343
33,735	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series	7/22 at 100.00	Aa2	37,603,392
	2012B, 5.000%, 7/01/43
4,865	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series	7/23 at 100.00	Aa2	5,565,901
	2013B, 5.000%, 7/01/28
4,000	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series	1/24 at 100.00	Aa2	4,399,880
	2014B, 5.000%, 7/01/43
2,760	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series	1/26 at 100.00	Aa2	3,082,037
	2016B, 5.000%, 7/01/45
3,000	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Tender	7/22 at 100.00	Aa2	4,376,040
	Option Bond Trust 2015-XF2047, 16.202%, 7/01/43 (IF) (5)
2,500	Sacramento Municipal Utility District, California, Electric Revenue Bonds, Tender Option Bond	8/23 at 100.00	AA–	3,502,400
	Trust 2016-XG0060, 16.211%, 8/15/41 (IF) (5)
	Southern California Public Power Authority, California, Revenue Bonds, Apex Power Project
	Series 2014A:
1,565	5.000%, 7/01/35	7/24 at 100.00	AA–	1,752,252
1,500	5.000%, 7/01/38	7/24 at 100.00	AA–	1,669,860
4,000	Southern California Public Power Authority, Natural Gas Project 1 Revenue Bonds, Series 2007A,	No Opt. Call	A	4,477,720
	5.000%, 11/01/33
85,015	Total Utilities			96,302,672
	Water and Sewer – 14.0% (9.3% of Total Investments)
	Bay Area Water Supply and Conservation Agency, California, Revenue Bonds, Capital Cost
	Recovery Prepayment Program, Series 2013A:
2,000	5.000%, 10/01/27	4/23 at 100.00	AA–	2,273,340
6,010	5.000%, 10/01/29	4/23 at 100.00	AA–	6,793,944
4,250	5.000%, 10/01/30	4/23 at 100.00	AA–	4,765,653
7,000	5.000%, 10/01/34	4/23 at 100.00	AA–	7,802,130
1,180	California Department of Water Resources, Central Valley Project Water System Revenue Bonds,	12/26 at 100.00	AAA	1,371,561
	Refunding Series 2016AW, 5.000%, 12/01/33
810	California Department of Water Resources, Water System Revenue Bonds, Central Valley Project,	No Opt. Call	AAA	847,106
	Refunding Series 2002X, 5.500%, 12/01/17 – NPFG Insured
	California Pollution Control Financing Authority, Water Furnishing Revenue Bonds, Poseidon
	Resources Channelside LP Desalination Project, Series 2012:
3,925	5.000%, 7/01/37 (Alternative Minimum Tax)	No Opt. Call	Baa3	4,166,231
50,500	5.000%, 11/21/45 (Alternative Minimum Tax)	No Opt. Call	Baa3	53,860,269
175	California Statewide Community Development Authority, Water and Wastewater Revenue Bonds,	2/17 at 100.00	AA	175,616
	Pooled Financing Program, Series 2003A, 5.250%, 10/01/23 – AGM Insured
385	California Statewide Community Development Authority, Water and Wastewater Revenue Bonds,	2/17 at 100.00	AA	386,336
	Pooled Financing Program, Series 2004A, 5.250%, 10/01/24 – AGM Insured
2,500	Central Basin Municipal Water District, California, Certificates of Participation, Tender	2/20 at 100.00	AA	3,263,400
	Option Bond Trust 2016-XG0038, 15.842%, 8/01/39 – AGM Insured (IF) (5)
	East Bay Municipal Utility District, Alameda and Contra Costa Counties, California, Water
	System Revenue Bonds, Refunding Series 2015A:
7,000	5.000%, 6/01/31	6/25 at 100.00	AAA	8,060,850
10,500	5.000%, 6/01/32	6/25 at 100.00	AAA	12,031,845
10,000	East Bay Municipal Utility District, Alameda and Contra Costa Counties, California, Water	6/24 at 100.00	AAA	11,363,500
	System Revenue Bonds, Series 2014C, 5.000%, 6/01/44
4,950	East Valley Water District Financing Authority, California, Refunding Revenue Bonds, Series	10/20 at 100.00	AA–	5,389,857
	2010, 5.000%, 10/01/40
2,405	Eastern Municipal Water District, California, Water and Wastewater Revenue Bonds, Refunding	7/26 at 100.00	AA+	2,682,056
	Series 2016A, 5.000%, 7/01/42
4,265	Escondido Joint Powers Financing Authority, California, Revenue Bonds, Water System Financing,	3/22 at 100.00	AA–	4,719,564
	Series 2012, 5.000%, 9/01/41
1,875	Fortuna Public Finance Authority, California, Water Revenue Bonds, Series 2006, 5.000%,	2/17 at 100.00	AA	1,880,550
	10/01/36 – AGM Insured
	Los Angeles Department of Water and Power, California, Waterworks Revenue Bonds, Refunding
	Series 2016B:
5,000	5.000%, 7/01/36	1/26 at 100.00	AA+	5,645,700
1,780	5.000%, 7/01/37	1/26 at 100.00	AA+	2,005,419
2,000	5.000%, 7/01/38	1/26 at 100.00	AA+	2,248,280
5,915	5.000%, 7/01/42	1/26 at 100.00	AA+	6,619,831
	Los Angeles Department of Water and Power, California, Waterworks Revenue Bonds, Series 2011A:
23,430	5.250%, 7/01/39 (UB)	1/21 at 100.00	AA+	26,393,193
2,000	5.000%, 7/01/41	1/21 at 100.00	AA+	2,202,840
2,355	Los Angeles Department of Water and Power, California, Waterworks Revenue Bonds, Series 2012B,	No Opt. Call	AA+	2,625,048
	5.000%, 7/01/37
24,070	Los Angeles Department of Water and Power, California, Waterworks Revenue Bonds, Series 2014A,	7/24 at 100.00	AA+	26,778,597
	5.000%, 7/01/44
	Los Angeles Department of Water and Power, California, Waterworks Revenue Bonds, Series 2016A:
1,000	5.000%, 7/01/33	1/26 at 100.00	AA+	1,138,390
1,000	5.000%, 7/01/34	1/26 at 100.00	AA+	1,134,170
1,570	Los Angeles, California, Wastewater System Revenue Bonds, Refunding Green Series 2015A,	6/25 at 100.00	AA+	1,787,696
	5.000%, 6/01/32
4,235	Los Angeles, California, Wastewater System Revenue Bonds, Refunding Series 2015B,	6/25 at 100.00	AA+	4,788,472
	5.000%, 6/01/34
	Los Angeles, California, Wastewater System Revenue Bonds, Refunding Subordinate Lien
	Series 2013A:
1,245	5.000%, 6/01/34	6/23 at 100.00	AA	1,388,773
6,840	5.000%, 6/01/35	6/23 at 100.00	AA	7,617,092
3,500	Metropolitan Water District of Southern California, Water Revenue Bonds, Refunding Series	7/25 at 100.00	AAA	3,949,995
	2015A, 5.000%, 7/01/40
1,830	Metropolitan Water District of Southern California, Waterworks Revenue Bonds, Tender Option	7/19 at 100.00	AAA	2,438,585
	Bond Trust 2016-XL0015, 16.391%, 7/01/35 (IF) (5)
3,500	Placerville Public Financing Authority, California, Wastewater System Refinancing and	2/17 at 100.00	N/R	3,508,085
	Improvement Project Revenue Bonds, Series 2006, 5.000%, 9/01/34 – SYNCORA GTY Insured
2,525	Sacramento County Sanitation Districts Financing Authority, California, Revenue Bonds,	No Opt. Call	AA	2,888,423
	Crossover Refunding Series 2001, 5.500%, 12/01/20 – AMBAC Insured
3,000	Sacramento County Sanitation Districts Financing Authority, California, Revenue Bonds,	6/24 at 100.00	AA	3,364,020
	Sacramento Regional County Sanitation District, Series 2014A, 5.000%, 12/01/33
5,825	Sacramento, California, Wastewater Revenue Bonds, Series 2013, 5.000%, 9/01/42	9/23 at 100.00	AA	6,306,087
7,000	San Diego Public Facilities Financing Authority, California, Water Utility Revenue Bonds,	8/26 at 100.00	Aa3	8,078,280
	Refunding Subordinate Lien Series 2016B, 5.000%, 8/01/30
	San Francisco City and County Public Utilities Commission, California, Water Revenue Bonds,
	Refunding Series 2016A:
4,385	5.000%, 11/01/31	11/26 at 100.00	AA–	5,107,955
6,470	5.000%, 11/01/32	11/26 at 100.00	AA–	7,488,766
5,000	5.000%, 11/01/33	11/26 at 100.00	AA–	5,755,050
3,620	5.000%, 11/01/34	11/26 at 100.00	AA–	4,150,113
5,580	San Francisco City and County Public Utilities Commission, California, Water Revenue Bonds,	11/21 at 100.00	AA–	6,245,638
	Series 2011A, 5.000%, 11/01/41 (UB)
	San Francisco City and County Public Utilities Commission, California, Water Revenue Bonds,
	Tender Option Bond Trust 2015-XF0226:
750	16.295%, 11/01/28 (IF)	11/21 at 100.00	AA–	1,179,930
750	16.393%, 11/01/43 (IF)	5/22 at 100.00	AA–	1,086,630
	Santa Clara Valley Water District, California, Water System Revenue Bonds, Refunding
	Series 2016A:
2,175	5.000%, 6/01/32	12/25 at 100.00	Aa1	2,499,314
2,180	5.000%, 6/01/33	12/25 at 100.00	Aa1	2,492,176
7,500	5.000%, 6/01/46	12/25 at 100.00	Aa1	8,405,400
	Silicon Valley Clean Water, Mateo County, California, Wastewater Revenue Bonds, Series 2015:
3,000	5.000%, 8/01/40	8/25 at 100.00	AA	3,367,230
1,600	5.000%, 8/01/45	8/25 at 100.00	AA	1,788,208
272,360	Total Water and Sewer			304,307,194
$ 3,316,463	Total Long-Term Investments (cost $3,067,656,973)			3,279,347,569
	Floating Rate Obligations – (2.1)%			(45,725,000)
	Variable Rate MuniFund Term Preferred Shares, at Liquidation Preference (6.7)% (9)			(145,000,000)
	Variable Rate Demand Preferred Shares, at Liquidation Preference – (44.2)% (10)			(957,600,000)
	Other Assets Less Liabilities – 1.8%			37,621,927
	Net Assets Applicable to Common Shares – 100%			$ 2,168,644,496

Fair Value Measurements
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$3,279,347,569	$ —	$3,279,347,569

Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
As of November 30, 2016, the cost of investments was $3,018,211,968.
Gross unrealized appreciation and gross unrealized depreciation of investments as of November 30, 2016, were as follows:

Gross unrealized:
Appreciation	$251,326,950
Depreciation	(35,916,406)
Net unrealized appreciation (depreciation) of investments	$215,410,544

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group
(“Standard & Poor's”), Moody’s Investors Service, Inc. (“Moody's”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	The coupon for this security increased 0.25% effective January 1, 2016 and will increase an additional
0.25% effective May 11, 2016.
(5)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(6)	As of, or subsequent to, the end of the reporting period this security is non-income producing. Non-income producing, in the case of a fixed-income security, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the
Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has ceased accruing additional income on the Fund’s records.
(7)	Step-up coupon. The rate shown is the coupon as of the end of the reporting period.
(8)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.
(9)	Variable Rate MuniFund Term Preferred Shares, at Liquidation Preference as a percentage of Total
Investments is 4.4%.
(10)	Variable Rate Demand Preferred Shares, at Liquidation Preference as a percentage of Total
Investments is 29.2%.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.
(WI/DD)	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen California Quality Municipal Income Fund

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman Vice President and Secretary

Date:         January 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Cedric H. Antosiewicz
Cedric H. Antosiewicz Chief Administrative Officer (principal executive officer)

Date:         January 27, 2017

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy Vice President and Controller (principal financial officer)

Date:         January 27, 2017